S-K 1602, SPAC Registered Offerings	Oct. 24, 2025 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of August 29, 2025
Offering
Price of
$10.00 per	25% of Maximum		50% of Maximum		75% of Maximum
Unit	Redemption		Redemption		Redemption		Maximum Redemption
		Difference		Difference		Difference		Difference
		between		between		between		between
		NTBV and		NTBV and		NTBV and		NTBV and
NTBV	NTBV	Offering Price	NTBV	Offering Price	NTBV	Offering Price	NTBV	Offering Price

Assuming Full Exercise of Over-Allotment Option
$7.70	$7.13	$2.87	$6.17	$3.83	$4.26	$5.74	$(1.49)	$11.49
Assuming No Exercise of Over-Allotment Option
$7.72	$7.15	$2.85	$6.20	$3.80	$4.30	$5.70	$(1.40)	$11.40

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our business strategy is to identify and consummate a business combination that delivers long-term value to our shareholders. We believe our management team’s extensive network and deep relationships across numerous industries will provide access to a broad range of high-quality opportunities and enhance our ability to evaluate and execute transactions. Our team has substantial experience across diverse business models, geographies, and market cycles, positioning us to be an attractive and credible partner for potential targets. We further believe that our collective expertise, combined with our industry relationships, will help the post-combination company succeed and create sustainable value in the public markets. Our management team intends to:

●	Target Industries Positioned for Long-Term Growth: We will focus on companies demonstrating sustainable growth trajectories and benefiting from the tailwinds of increasing global technological adoption.
●	Employ Rigorous Evaluation and Due Diligence Processes: We apply disciplined financial, operational, and strategic analysis to identify targets that meet our criteria. Our approach includes comprehensive reviews of market position, governance, performance, and ESG factors to improve the likelihood of a successful transaction.
●	Leverage Our Global Network to Source Proprietary Transactions: Our management team’s extensive relationships with founders, investors, and industry leaders provide access to high-quality opportunities—often before they reach the broader market. This sourcing advantage enhances our ability to secure attractive valuations and negotiate from a position of strength.
●	Utilize Our Capital Markets Experience to Optimize the Public Company Profile: We draw on deep expertise in financing, structuring, and investor relations to help position our target company for public-market success, ensuring appropriate capital structure, transparent reporting, and engagement with long-term institutional investors.
●	Create Value Through Active Post-Combination Engagement: We work closely with the management team of the combined company to enhance operations, improve financial discipline, and drive strategic growth initiatives that strengthen performance and maximize long-term shareholder returns.
●	Focus on Large Market Opportunities: We will target businesses with proven traction and significant potential to become market leaders. We seek opportunities where the addressable market size supports current valuations and provides substantial room for future growth, especially where “winner-takes-most” or “first-mover” dynamics apply.
●	Employ a Opportunistic Strategy: We will favor adaptable, market-tested, data-driven decision-making processes and experienced leadership teams capable of driving business transformation and growth. Where needed, our team, board members, and advisors can provide support and strategic guidance.

Our management team has developed a strong understanding of critical value drivers across multiple markets, along with deep strategic and operational expertise in the defense, logistics, transportation, technology, and artificial intelligence sectors. We value a collaborative, partnership-driven approach, working closely with management teams to enhance strategic positioning, improve operational performance, and accelerate growth and profitability. We also bring experience supporting companies in strengthening transparency, governance, and public market narratives.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement warrants described in this prospectus, $200,000,000, or $230,000,000 if the underwriter’s over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a segregated trust account located in the United States at Morgan Stanley with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. The proceeds to be placed in the trust account include $200,000,000 (or up to $230,000,000 if the underwriter’s over-allotment option is exercised in full) in deferred underwriting commissions. Pursuant to the trust agreement, we may instruct the trustee to release interest income earned on the funds held in the trust account in an amount up to $200,000 per year to fund our working capital requirements, as permitted withdrawals, in addition to amounts withdrawn to pay our taxes.Except with respect to (i) interest earned on the funds held in the trust account that may be released to us to pay our taxes, if any, and (ii) permitted withdrawals of up to $200,000 per year of interest income for working capital expenses as described herein, the proceeds from this offering and the sale of the private placement warrants will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 200,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	We are offering 20,000,000 units at an offering price of $10.00 per unit.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (net of permitted withdrawals), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein.The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriter, but will be net of permitted withdrawals, including up to $200,000 per year of interest income withdrawn for working capital expenses, as described herein. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such time period and we wish to further extend the date by which we must consummate our initial business combination, we will seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination (an “extension”). If we are unable to complete our initial business combination within the completion window, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of permitted withdrawals and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law as further described herein.

If we do not complete our initial business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. Such amendment to our amended and restated memorandum and articles of association may include limitations on the duration of the extension, the number of possible extensions, requirements for additional payments to the trust in connection with an extension, and other potential terms for consideration by our shareholders. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement warrants will be worthless.

De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	we will seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination (an “extension”).
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There are no limitations as to the duration of an extension or the number of times the completion window may be extended by shareholders via an amendment to our amended and restated memorandum and articles of association.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement warrants will be worthless.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and those securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Petit Monts LLC	5,750,000 Class B Ordinary Shares (of which 750,000 are subject to forfeiture to the extent the underwriter does not exercise its overallotment option)	$25,000 or approximately $0.004 per share
	2,666,667 private placement warrants to be purchased simultaneously with the closing of this offering	$2,666,667
	Up to $250,000	Repayment of loans made to us to cover offering related and organizational expenses.
	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
Directors	75,000 total founder shares for their services	Approximately $326
Petit Monts LLC, our officers, directors or advisors, or our or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Additionally, our public shareholders may experience dilution from the exercise of the 4,000,000 private placement warrants to be purchased by our sponsor and Cantor Fitzgerald & Co. simultaneously with the closing of this offering as well as conversion of any working capital loans into equity, if elected by the sponsor.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our sponsor (including its members), officers or directors or their respective affiliates may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor (including its members), officers and directors or their respective affiliates could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of August 29, 2025
	25% of Maximum		50% of Maximum		75% of Maximum		100% of Maximum
	Redemption		Redemption		Redemption		Redemption
	No	Full	No	Full	No	Full	No	Full
	Over-allotment	Over-allotment	Over-allotment	Over-allotment	Over-allotment	Over-allotment	Over-allotment	Over-allotment
Deemed public offering price(1)	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	—	—	—	—	—	—	—	—
Increase (decrease) attributable to public shareholders	7.15	7.13	6.20	6.17	4.30	4.26	(1.40)	(1.49)
Pro forma net tangible book value after this offering	7.15	7.13	6.20	6.17	4.30	4.26	(1.40)	(1.49)
Dilution to public shareholders	$2.85	$2.87	$3.80	$3.83	$5.70	$5.74	$11.40	$11.49
% Dilution to public shareholders	28.50%	28.70%	38.00%	38.30%	57.00%	57.40%	114.00%	114.90%
Numerator:
Net tangible book value deficit before this offering	$(8,133)	$(8,133)	$(8,133)	$(8,133)	$(8,133)	$(8,133)	$(8,133)	$(8,133)
Net proceeds from this offering and the sale of private placement units(2)	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000	201,250,000	231,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	14,800	14,800	14,800	14,800	14,800	14,800	14,800	14,800
Less: Over-allotment liability	(253,300)	—	(253,300)	—	(253,300)	—	(253,300)	—
Less: Deferred underwriting commission(3)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)	(8,000,000)	(9,800,000)
Less: Redemptions(4)	(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
Total	$143,003,367	$163,956,667	$93,003,367	$106,456,667	$43,003,367	$48,956,667	$(6,996,633)	$(8,543,333)

Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Less: Ordinary shares redeemed	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
Total	20,000,000	23,000,000	15,000,000	17,250,000	10,000,000	11,500,000	5,000,000	5,750,000
(1)	Offering price per unit after taking into account the shares issuable upon conversion of the rights.
(2)	Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriter’s option to purchase additional units), or $4,000,000 in the aggregate, payable to Cantor Fitzgerald & Co. (excluding deferred underwriting commissions). See “Use of Proceeds.”
(3)	Upon the consummation of our initial business combination, $0.40 per unit on all units sold ($8,000,000 in the aggregate or up to $9,800,000 in the aggregate if the underwriter’s over-allotment option is exercised in full) will be payable to the underwriter for deferred underwriting. Such deferred commissions may be paid at the sole and absolute discretion of our management team to any one or more FINRA members, which may or may not include the underwriter. See also “Underwriting” for a description of compensation and other items of value payable to the underwriter.
(4)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, officers or their affiliates may purchase shares or public rights in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.